SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Disaggregation of Revenue	REVENUE BY TYPE

	2021	2020
Revenue
Product	$332,810	$332,544
Connectivity, software, and services(1)	140,399	116,044
	$473,209	$448,588
(1) Previously called 'Recurring and other services'
Revenue from External Customers by Geographic Areas	REVENUE BY GEOGRAPHICAL REGION

	2021	2020
Americas	$210,410	$199,472
Europe, Middle East and Africa	77,509	76,500
Asia-Pacific	185,290	172,616
	$473,209	$448,588

Schedule of property and equipment by geographical region	PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION

	2021	2020
Americas	$25,519	$23,357
Europe, Middle East and Africa	3,483	5,237
Asia-Pacific	2,132	2,818
	$31,134	$31,412